Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Innovations Trust
Entity Central Index Key	0001760567
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000209942
Shareholder Report [Line Items]
Fund Name	The Gabelli Media Mogul Fund
Class Name	Class I
Trading Symbol	MOGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Media Mogul Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/MOGLX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/MOGLX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Media Mogul Fund - Class I	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Media Mogul Fund - Class I	S&P 500 Index	MSCI AC World Communication Services Index
12/16	5,000	5,000	5,000
03/17	5,283	5,859	5,064
03/18	5,131	6,678	5,081
03/19	5,352	7,313	5,372
03/20	3,804	6,802	5,066
03/21	6,296	10,635	8,000
03/22	5,813	12,299	7,435
03/23	4,494	11,349	6,301
03/24	4,740	14,740	8,274
03/25	4,778	15,956	9,556
03/26	6,037	18,796	12,010

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	Since Inception (12/01/2016)
The Gabelli Media Mogul Fund - Class I	7.75%	26.36%	(0.83)%	2.27%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.31%
MSCI AC World Communication Services Index	(4.67)%	25.68%	8.46%	10.57%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,040,848
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ (51,328)
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,040,848 Number of Portfolio Holdings22 Portfolio Turnover Rate4% Management Fees$(51,328)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Warner Bros Discovery Inc.	14.3%
Atlanta Braves Holdings Inc.	13.7%
Liberty Live Holdings Inc.	9.8%
Madison Square Garden Sports Corp.	8.8%
Liberty Media Corp.-Liberty Formula One	8.7%
Sphere Entertainment Co.	5.8%
Grupo Televisa SAB	5.0%
Live Nation Entertainment Inc.	4.7%
Madison Square Garden Entertainment Corp.	4.1%
Liberty Global Ltd.	3.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.5%
U.S. Government Obligations	2.6%
Preferred Stocks	1.2%
Other Assets and Liabilities (Net)	0.7%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Content Creation and Aggregation	50.8%
Entertainment	28.1%
Telecommunications	9.7%
Broadcasting	4.7%
U.S. Government Obligations	2.6%
Diversified Consumer Services	2.2%
Television and Broadband Services	1.2%
Other Assets and Liabilities (Net)	0.7%

Material Fund Change [Text Block]

Material Fund Changes

On April 10, 2026, the Fund terminated its unsecured line of credit.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/MOGLX/
C000209943
Shareholder Report [Line Items]
Fund Name	The Gabelli Pet Parents’ Fund
Class Name	Class I
Trading Symbol	PETZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Pet Parents’ Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/PETZX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/PETZX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Pet Parents’ Fund - Class I	$46	0.94%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Pet Parents’ Fund - Class I	S&P 500 Index	Russell 2000 Index	S&P 500 Consumer Staples
06/18	5,000	5,000	5,000	5,000
03/19	4,753	5,475	5,103	5,525
03/20	4,518	5,093	3,878	5,492
03/21	7,989	7,963	7,557	7,051
03/22	7,653	9,209	7,120	8,186
03/23	6,099	8,497	6,293	8,286
03/24	6,968	11,036	7,533	8,881
03/25	7,431	11,946	7,231	9,985
03/26	7,638	14,073	9,091	10,615

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	Since Inception (06/19/2018)
The Gabelli Pet Parents’ Fund - Class I	(6.06)%	2.79%	(0.89)%	5.60%
S&P 500 Index	(1.79)%	17.80%	12.06%	13.50%
Russell 2000 Index	3.10%	25.72%	3.77%	6.55%
S&P 500 Consumer Staples	7.68%	6.31%	8.53%	10.51%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,757,486
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ (54,077)
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,757,486 Number of Portfolio Holdings27 Portfolio Turnover Rate2% Management Fees$(54,077)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Chewy Inc.	8.3%
IDEXX Laboratories Inc.	8.2%
Zoetis Inc.	7.5%
Phibro Animal Health Corp.	6.0%
CVS Group plc	5.4%
Freshpet Inc.	5.4%
Amazon.com Inc.	4.3%
Trupanion Inc.	3.7%
Elanco Animal Health Inc.	3.7%
Oil-Dri Corp. of America	3.5%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	76.9%
U.S. Government Obligations	23.1%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	23.1%
Pharmaceuticals	15.2%
Pet Products	12.1%
Pet Healthcare	11.7%
Pet Food and Nutrition	8.3%
Diagnostics	8.2%
Pet Services	7.9%
Consumer Products	6.2%
Other Industry sectors	7.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

On April 10, 2026, the Fund terminated its unsecured line of credit.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/PETZX/
C000236315
Shareholder Report [Line Items]
Fund Name	The Gabelli Pet Parents’ Fund
Class Name	Class A
Trading Symbol	PETGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Pet Parents’ Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/PETGX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/PETGX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Pet Parents’ Fund - Class A	$58	1.19%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Pet Parents’ Fund - Class A	The Gabelli Pet Parents’ Fund - Class A (includes sales charge)	S&P 500 Index	Russell 2000 Index	S&P 500 Consumer Staples
06/18	10,000	10,000	10,000	10,000	10,000
03/19	9,505	8,959	10,950	10,205	11,049
03/20	9,035	8,027	10,186	7,757	10,984
03/21	15,978	14,195	15,925	15,114	14,101
03/22	15,306	13,598	18,418	14,239	16,371
03/23	12,154	10,798	16,994	12,586	16,571
03/24	13,867	12,320	22,072	15,067	17,762
03/25	14,746	13,101	23,893	14,462	19,970
03/26	15,121	13,434	28,146	18,182	21,230

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	Since Inception (06/19/2018)
The Gabelli Pet Parents’ Fund - Class A	(6.12)%	2.54%	(1.10)%	5.46%
The Gabelli Pet Parents’ Fund - Class A (includes sales charge)	(11.52)%	(3.35)%	(2.26)%	4.66%
S&P 500 Index	(1.79)%	17.80%	12.06%	13.50%
Russell 2000 Index	3.10%	25.72%	3.77%	6.55%
S&P 500 Consumer Staples	7.68%	6.31%	8.53%	10.51%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,757,486
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ (54,077)
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,757,486 Number of Portfolio Holdings27 Portfolio Turnover Rate2% Management Fees$(54,077)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Chewy Inc.	8.3%
IDEXX Laboratories Inc.	8.2%
Zoetis Inc.	7.5%
Phibro Animal Health Corp.	6.0%
CVS Group plc	5.4%
Freshpet Inc.	5.4%
Amazon.com Inc.	4.3%
Trupanion Inc.	3.7%
Elanco Animal Health Inc.	3.7%
Oil-Dri Corp. of America	3.5%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	76.9%
U.S. Government Obligations	23.1%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	23.1%
Pharmaceuticals	15.2%
Pet Products	12.1%
Pet Healthcare	11.7%
Pet Food and Nutrition	8.3%
Diagnostics	8.2%
Pet Services	7.9%
Consumer Products	6.2%
Other Industry sectors	7.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Material Fund Change [Text Block]

Material Fund Changes

On April 10, 2026, the Fund terminated its unsecured line of credit.
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/PETGX/